Cover	Dec. 27, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2021
Entity File Number	001-41021
Entity Registrant Name	MOUNTAIN & CO. I ACQUISITION CORP.
Entity Central Index Key	0001856995
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4001 Kennett Pike
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19807
City Area Code	302
Local Phone Number	273 0765
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	MCAAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	MCAA
Security Exchange Name	NASDAQ
Redeemable warrant, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Title of 12(b) Security	Redeemable warrant, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	MCAAW
Security Exchange Name	NASDAQ